Shareholder Report, Holdings (Details) - C000215717	Jul. 31, 2024
46429B267 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	24.30%
46138E719 | Invesco Fundamental High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
464287242 | iShares iBoxx $ Investment Grade Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	17.80%
464288588 | iShares MBS ETF
Holdings [Line Items]
Percent of Net Asset Value	16.80%
47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
46435G102 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
33738D309 | First Trust Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.70%
InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%